Contract assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract assets
Contract assets at beginning of period	$ 151	$ 160
Transfers from contract assets recognized at the beginning of the year to receivables	(148)	(155)
Increases as a result of new contract assets recognized during the year	133	175
Decrease due to disposal of Food & specialty		(32)
Other	3	3
Contract assets at end of period	$ 139	$ 151